Accounts Receivable and Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable and Other Receivables, Net [Abstract]
Schedule of Accounts Receivable and Other Receivables	Accounts receivable and other receivables as of December 31, 2023 and 2022 are summarized as below:
	December 31, 2023	December 31, 2022
Customers by sales provision of services	€2,505,194	€3,429,596
VAT receivable	46,106	-
Others	87,702	41,541
	€2,639,002	€3,471,137
Allowance for doubtful accounts	(417,922)	(333,528)
	€2,221,080	€3,137,609